Customer Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 properties		Dec. 31, 2010
Concentration by investment: (1)
Number of Properties	924	[1]
Total Investment	$ 13,942,350	[2]
Percent of Investment	100.00%	[3]
Customer Concentration (Textuals) [Abstract]
Percentage total investments with top five customers			32.00%
Genesis Health Care LLC [Member]
Concentration by investment: (1)
Number of Properties	150	[1]
Total Investment	2,466,243	[2]
Percent of Investment	18.00%	[3]
Merrill Gardens LLC [Member]
Concentration by investment: (1)
Number of Properties	48	[1]
Total Investment	1,132,399	[2]
Percent of Investment	8.00%	[3]
Benchmark Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	35	[1]
Total Investment	883,681	[2]
Percent of Investment	6.00%	[3]
Brandywine Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	24	[1]
Total Investment	719,509	[2]
Percent of Investment	5.00%	[3]
Senior Living Communities, LLC [Member]
Concentration by investment: (1)
Number of Properties	12	[1]
Total Investment	604,079	[2]
Percent of Investment	4.00%	[3]
Remaining Portfolio [Member]
Concentration by investment: (1)
Number of Properties	655	[1]
Total Investment	$ 8,136,439	[2]
Percent of Investment	59.00%	[3]

[1]	Merrill Gardens and Benchmark are in our seniors housing operating segment whereas the other top five customers are in our seniors housing triple-net segment.
[2]	Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
[3]	Investments with our top five customers comprised 32% of total investments at December 31, 2010